Goodwill and Intangible Assets - Weighted-average remaining useful life (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	$ 0	$ 0	$ 0	$ 0	$ 0
Trademarks and brands
Finite-Lived Intangible Assets [Line Items]
Remaining useful life	11 years		11 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Remaining useful life	8 years		9 years
Developed Technology
Finite-Lived Intangible Assets [Line Items]
Remaining useful life	4 years		5 years
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Remaining useful life	2 years